Net Loss Attributable To Common Stockholders Per Share - Anti-dilutive securities not included in the diluted net loss per share calculation (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	9,776,452	2,991,710
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	8,299,737	2,991,710
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,476,715	0
RENEO PHARMACEUTICALS INC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	498,279	636,568	562,775	620,724
RENEO PHARMACEUTICALS INC [Member] | Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	467,129	600,118	530,125	587,774
RENEO PHARMACEUTICALS INC [Member] | Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	31,150	36,450	32,650	32,950